Income taxes - Schedule of Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 17, 2024
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 449
Research and development credits	255
Capitalized start-up expenses	396
Accruals and reserves	171
Capitalized research and development expenses	6,055
Share-based compensation	230
Total deferred tax assets	7,556
Valuation allowance	(7,556)	$ 0
Net deferred tax assets	$ 0